Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative Financial Instruments	$ 35,290,286	$ 10,362,961
Other Financial Assets	178,103,536	174,440,243
Loans and Other Financing	3,080,706,325	3,871,626,785
Liabilities
Liabilities measured at Fair Value trough Profit or Loss	49,485,078	243,592
Derivative Financial Instruments	12,238,747	5,275,600
Other Financial Liabilities	1,273,329,296	1,086,252,228
Lease Liabilities	29,460,816	23,902,091
Subordinated Debt Securities	205,612,893	141,394,653
Liquidity risk
Assets
Debt Securities measured at Fair Value through Profit or Loss	620,005,496	3,182,612,950
Derivative Financial Instruments	35,290,286	10,362,961
Repurchase Transactions	1,215,786,083	370,641,706
Other Financial Assets	196,173,510	188,068,347
Loans and Other Financing	7,098,262,428	5,178,997,178
Other Debt Securities	1,940,245,903	1,157,365,273
Financial Assets Pledged as Collateral	431,557,202	473,659,537
Investments in Equity Instruments	9,637,518	6,972,539
Liabilities
Deposits	5,845,745,069	6,842,692,464
Liabilities measured at Fair Value trough Profit or Loss	49,485,078	243,592
Derivative Financial Instruments	12,238,747	5,275,600
Repurchase Transactions	23,346,266
Other Financial Liabilities	1,260,968,491	1,072,778,835
Lease Liabilities	19,707,602	21,163,464
Financing Received from the Argentine Central Bank and Other Financial Institutions	177,384,156	153,762,750
Debt Securities	113,306,808	310,686,146
Subordinated Debt Securities	237,125,532	179,334,710
Liquidity risk | Less than 1 Month
Assets
Debt Securities measured at Fair Value through Profit or Loss	587,160,439	3,157,872,955
Derivative Financial Instruments	35,290,286	10,362,961
Repurchase Transactions	1,215,786,083	370,641,706
Other Financial Assets	136,192,280	142,734,438
Loans and Other Financing	4,776,066,952	1,783,781,022
Other Debt Securities	1,930,419,683	1,144,304,734
Financial Assets Pledged as Collateral	431,557,202	473,659,537
Investments in Equity Instruments	9,637,518	6,972,539
Liabilities
Deposits	5,647,823,827	6,519,552,836
Liabilities measured at Fair Value trough Profit or Loss	49,485,078	243,592
Derivative Financial Instruments	12,238,747	5,275,600
Repurchase Transactions	23,346,266
Other Financial Liabilities	1,088,954,636	745,989,831
Lease Liabilities	808,649	714,298
Financing Received from the Argentine Central Bank and Other Financial Institutions	62,668,525	26,996,838
Debt Securities	15,936,208	26,024,904
Subordinated Debt Securities	15,123,585	5,360,409
Liquidity risk | 1 to 6 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	9,803,797	3,470,722
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	1,798,376	1,265,031
Loans and Other Financing	1,358,395,938	1,661,900,533
Other Debt Securities	1,605,063	2,001,258
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	176,006,996	303,856,641
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Liabilities	157,107,639	314,662,504
Lease Liabilities	2,100,011	2,231,557
Financing Received from the Argentine Central Bank and Other Financial Institutions	86,372,601	63,717,741
Debt Securities	70,318,991	120,416,353
Subordinated Debt Securities	0	0
Liquidity risk | 6 to 12 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	20,832,320	4,089,483
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	2,165,150	1,533,119
Loans and Other Financing	437,504,077	712,190,281
Other Debt Securities	1,802,910	2,886,945
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	21,841,927	18,922,368
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Liabilities	2,844,706	1,153,164
Lease Liabilities	2,802,852	2,774,275
Financing Received from the Argentine Central Bank and Other Financial Institutions	23,917,179	57,111,181
Debt Securities	19,191,154	75,720,724
Subordinated Debt Securities	7,878,160	5,360,409
Liquidity risk | 12 Months to 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	2,208,940	17,179,790
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	56,017,704	21,025,466
Loans and Other Financing	384,243,976	613,435,344
Other Debt Securities	6,418,247	8,172,336
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	72,319	360,563
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Liabilities	8,544,409	8,115,177
Lease Liabilities	6,721,096	10,070,335
Financing Received from the Argentine Central Bank and Other Financial Institutions	4,425,851	5,936,990
Debt Securities	7,860,455	88,524,165
Subordinated Debt Securities	214,123,787	168,613,892
Liquidity risk | More than 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	0	21,510,293
Loans and Other Financing	142,051,485	407,689,998
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	0	56
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Liabilities	3,517,101	2,858,159
Lease Liabilities	7,274,994	5,372,999
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Subordinated Debt Securities	$ 0	$ 0